Short-Term and Long-Term Debt (Details Narrative) - USD ($)																			1 Months Ended						3 Months Ended					4 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2022	Jul. 15, 2022	May 17, 2022	Apr. 25, 2022	Mar. 29, 2022	Dec. 31, 2021	Oct. 15, 2021	Oct. 15, 2021	Aug. 27, 2021	Aug. 04, 2021	May 04, 2021	May 04, 2021	Apr. 20, 2021	Mar. 08, 2021	Oct. 01, 2020	Aug. 06, 2020	Apr. 27, 2020	Sep. 13, 2018	Oct. 25, 2022	Oct. 27, 2021	Aug. 27, 2021	Jul. 30, 2021	Apr. 20, 2021	Apr. 27, 2020	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 10, 2022	Mar. 28, 2022	Mar. 08, 2022	Aug. 26, 2021	Mar. 10, 2021	Mar. 13, 2019
Proceeds from sale of property held for sale																		$ 1,240,000
Proceeds from secured debt								$ 100,000
Additional Paid in Capital						$ 13,161,000																								$ 13,225,000	$ 13,225,000		$ 13,161,000	$ 11,564,000
Amortization of Debt Discount (Premium)																															$ 261,000	$ 376,000	453,000
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																											$ 500,000	$ 21,000	$ 375,000				$ 500,000
Remaining balance							$ 300,000	300,000	$ 300,000												$ 300,000
Line of Credit Facility, Remaining Borrowing Capacity																				$ 200,000
Common Stock, Par or Stated Value Per Share						$ 0.0001																											$ 0.0001	$ 0.0001
May Warrant [Member]
Ownership percentage			4.99%
A B C Impact L L C [Member]
Ownership percentage																														9.99%	9.99%
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period																																	2,900,000	180,000
Subsequent Event [Member] | A B C Impact L L C [Member]
Ownership percentage																			9.99%
Warrant [Member]
Warrants and Rights Outstanding, Maturity Date											May 04, 2026	May 04, 2026
Share Price											$ 0.05	$ 0.05
Warrant [Member] | A B C Impact L L C [Member]
Ownership percentage																														4.99%	4.99%
Warrant [Member] | Subsequent Event [Member] | A B C Impact L L C [Member]
Ownership percentage																			4.99%
Common Stock [Member]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature
Stock Issued During Period, Shares, New Issues																									250									180,000
First Draw PPP Loan [Member]
Principal balance										$ 1,000,000
Proceeds from loans																	$ 1,899,832							$ 1,899,832
Maturity date										Apr. 24, 2022														Apr. 24, 2022
Interest rate, percentage					1.00%												1.00%							1.00%
Interest paid																															$ 16,000	0.0	2,500
Debt instrument term					60 months
Debt instrument periodic payment, description																	17
Debt instrument periodic payment					$ 29,000
First Draw PPP Loan [Member] | Principal [Member]
Debt forgiveness										$ 900,000
First Draw PPP Loan [Member] | Interest [Member]
Debt forgiveness										$ 11,000
Second Draw PPP Loan [Member]
Principal balance						$ 1,900,000																								$ 1,140,000	1,140,000		1,900,000
Proceeds from loans													$ 1,899,832										$ 1,899,832
Interest rate, percentage													1.00%										1.00%
Debt instrument term													60 months										60 months
FLORIDA
Proceeds from sale of property held for sale															$ 2,500,000
One Twenty Days Promissory Note [Member]
Short term debt, percentage bearing fixed interest rate																		12.00%
Promissory Note [Member]
Short term debt, percentage bearing fixed interest rate																		30.00%
LTP Debenture [Member]
Amortization of Debt Discount (Premium)																															$ 194,000	0.0	$ 38,000
Debt instrument unconverted amount																																					$ 46,000
Accrued interest																																					$ 9,000
LTP Debenture [Member] | Subsequent Event [Member]
Debt instrument unconverted amount																																				$ 46,000
Accrued interest																																				$ 9,000
Subordinated Debenture [Member] | Michel Botbol [Member]
Principal balance											$ 25,000	$ 25,000
Interest rate, percentage											10.00%	10.00%
Debt Instrument, Convertible, Conversion Price											$ 0.05	$ 0.05
Warrants and Rights Outstanding, Maturity Date											May 04, 2026	May 04, 2026
Warrants exercise price percentage											19.90%	19.90%
Debt Conversion, Converted Instrument, Shares Issued											500,000	500,000
Amortization of Debt Discount (Premium)																																21,000
Warrants strike price											$ 0.05
GLD Debenture [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period																										150,000							150,000
Legacy Tech Partners, LLC [Member]
Debt Instrument, Fee Amount									675,000												675,000																	$ 1,000,000
Convertible Promissory Note [Member]
Interest rate, percentage			6.00%
Warrants exercise price percentage			125.00%
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			20.00%
Debt instrument interest rate effective percentage			110.00%
May Loan [Member]
Interest rate, percentage			12.00%
Ten Percent Convertible Debenture [Member]
Interest rate, percentage																														10.00%	10.00%
Debt instrument interest rate effective percentage																														18.00%	18.00%
Ten Percent Convertible Debenture [Member] | Maximum [Member] | Subsequent Event [Member]
Interest rate, percentage																																			18.00%
Ten Percent Convertible Debenture [Member] | Minimum [Member] | Subsequent Event [Member]
Interest rate, percentage																																			10.00%
Regrowth Fund L L C [Member]
Principal balance																$ 500,000
Short term debt, percentage bearing fixed interest rate																12.00%
Proceeds from debt, net of issuance costs																$ 396.7
Regrowth Fund L L C [Member] | Promissory Note [Member]
Proceeds from short term debt																$ 1,000,000.0
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member]
Principal balance							300,000	$ 300,000	300,000					$ 375,000						200,000	300,000
Interest rate, percentage														10.00%
Debt Instrument, Convertible, Conversion Price														$ 0.05
Proceeds from secured debt							$ 100,000																									314,000
Legal Fees																																61,000
Warrants exercise price percentage														19.90%
Debt Conversion, Original Debt, Amount												$ 330,000
Debt Conversion, Converted Instrument, Shares Issued												6,600,000
Additional Paid in Capital						375,000																											$ 375,000
Beneficial conversion feature						228,000														$ 228,000													375,000
Amortization of Debt Discount (Premium)																																	361,000
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Maximum [Member]
Principal balance									1,000,000												1,000,000
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Minimum [Member]
Principal balance									675,000												675,000
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Prior to March 31, 2022 [Member]
Additional borrowing limit														$ 625,000
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Prior to March 8, 2024 [Member]
Additional borrowing limit														$ 4,000
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Warrant [Member]
Debt Instrument, Convertible, Conversion Price														$ 0.05
Warrants and Rights Outstanding, Maturity Date														Mar. 08, 2026
Legacy Tech Partners, LLC [Member] | LTP Debenture [Member] | Common Stock [Member]
Share Price																																							$ 0.155
Legacy Tech Partners, LLC [Member] | Senior Secured Convertible Debenture [Member]
Interest rate, percentage														10.00%
Debt Instrument, Convertible, Conversion Price														$ 0.05
Warrants and Rights Outstanding, Maturity Date														Mar. 08, 2026
Proceeds from secured debt																																314,000
Legal Fees																																61,000
Debt Conversion, Converted Instrument, Shares Issued											6,600,000
Share Price																																							$ 0.155
Amortization of Debt Discount (Premium)																															$ 14,000	0.0
Convertible Debt														$ 375,000
Warrants strike price														$ 0.05
Debt Conversion, Description														The aggregate number of shares issuable upon conversion of the LTP Debenture and upon the exercise of the LTP Warrants may not exceed 19.9% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of shares upon conversion of the LTP Debenture and the exercise of the LTP Warrants. At the annual meeting of stockholders of the Company held on July 2, 2021, the stockholders approved the future issuance of shares to LTP upon conversion under the LTP Debenture in excess of the 19.9% limitation, but no such shares have been issued.
Debt Conversion, Converted Instrument, Amount											$ 330,000
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																	375,000
Legacy Tech Partners, LLC [Member] | Senior Secured Convertible Debenture [Member] | Prior to March 31, 2022 [Member]
Convertible Debt														$ 625,000
Legacy Tech Partners, LLC [Member] | Senior Secured Convertible Debenture [Member] | Prior to March 8, 2024 [Member]
Convertible Debt														$ 4,000,000
GLD Legacy Holdings LLC [Member] | GLD Debenture [Member]
Principal balance									$ 500,000												$ 500,000
Maturity date									Aug. 27, 2026												Aug. 27, 2026
Interest rate, percentage									10.00%												10.00%
Debt Instrument, Convertible, Conversion Price									$ 0.05												$ 0.05
Warrants and Rights Outstanding, Maturity Date									Aug. 27, 2026												Aug. 27, 2026
Proceeds from secured debt																															485,200	485,200
Legal Fees																															14,800	14,800
Warrants exercise price percentage									19.90%												19.90%
Share Price									$ 0.10												$ 0.10
Additional Paid in Capital						500,000																											500,000
Beneficial conversion feature																																	500,000
Amortization of Debt Discount (Premium)																															$ 25,000	$ 0.0	33,300
Warrants strike price									$ 0.05
GLD Legacy Holdings LLC [Member] | GLD Debenture [Member] | Prior to December 31, 2023 [Member]
Additional borrowing limit									$ 500,000												$ 500,000
GLD Legacy Holdings LLC [Member] | GLD Debenture [Member] | Warrant [Member]
Warrants and Rights Outstanding, Maturity Date									Aug. 27, 2026												Aug. 27, 2026
Share Price									$ 0.05												$ 0.05
GLD Legacy Holdings LLC [Member] | GLD Debenture [Member] | Common Stock [Member]
Share Price									$ 0.10												$ 0.10
A B C Impact L L C [Member] | Ten Percent Convertible Debenture [Member]
Debt Instrument, Convertible, Conversion Price																														$ 0.05	$ 0.05
Debt Instrument, Description																														(i) the outstanding principal amount of the subject debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in each debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the subject debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the subject debenture
Warrants and Rights Outstanding, Term																														5 years	5 years
A B C Impact L L C [Member] | Ten Percent Convertible Debenture [Member] | June Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity																														$ 722,000	$ 722,000
A B C Impact L L C [Member] | Ten Percent Convertible Debenture [Member] | September Loan [Member]
Interest rate, percentage																														10.00%	10.00%
Line of Credit Facility, Remaining Borrowing Capacity																														$ 5,000,000	$ 5,000,000
A B C Impact L L C [Member] | Ten Percent Convertible Debenture [Member] | Subsequent Event [Member]
Debt Instrument, Convertible, Conversion Price																			$ 0.05
Debt Instrument, Description																			(i) the outstanding principal amount of the debenture, plus all accrued and unpaid interest, divided by the conversion price on the date the Mandatory Default Amount is either (A) demanded or otherwise due or (B) paid in full, whichever has a lower conversion price, multiplied by the VWAP (as defined in the debenture) on the date the Mandatory Default Amount is either (x) demanded or otherwise due or (y) paid in full, whichever has a higher VWAP, or (ii) 130% of the outstanding principal amount of the debenture, plus 100% of accrued and unpaid interest hereon, and (b) all other amounts, costs, expenses and liquidated damages due in respect of the debenture
Mortgage And Security Agreement [Member]
Principal balance																																								$ 500,000
Mortgage And Security Agreement [Member] | One Twenty Days Promissory Note [Member]
Short term debt, percentage bearing fixed interest rate																																								12.00%
Mortgage And Security Agreement [Member] | Promissory Note [Member]
Short term debt, percentage bearing fixed interest rate																																								30.00%
Mortgage And Security Agreement [Member] | Regrowth Fund L L C [Member]
Principal balance																		$ 500,000
Proceeds from short term debt																		$ 459,269
GLD Debenture [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Accelerated Vesting, Number									315,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Purchased for Award									315,000
Premium Finance Agreement [Member]
Interest rate, percentage																						5.55%
Debt instrument term																						10 months
Insurance coverage amount																						$ 26,000
Outstanding insurance amount						$ 11,000																								$ 4,000.0	$ 4,000.0		$ 11,000
Forbearance Agreement [Member]
Legal Fees	$ 25,000
Forbearance Agreement [Member] | A B C Impact [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		18,400,000
Common Stock, Par or Stated Value Per Share		$ 0.0001
Forbearance Agreement [Member] | G L D [Member] | Common Stock [Member]
Share Price		$ 0.0001
Stock Issued During Period, Shares, New Issues		2,100,000
Forbearance Agreement [Member] | L T P [Member] | Common Stock [Member]
Share Price		$ 0.0001
Stock Issued During Period, Shares, New Issues		1,600,000
S B A Loan Agreement [Member] | E I D L Loan [Member]
Proceeds from loans				$ 200,000
Interest rate, percentage				3.75%
Debt instrument term				30 years
Debt instrument periodic payment				$ 1,000
Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Proceeds from loans			$ 110,000
Amortization of financing costs and discounts			$ 10,000
Common stock, percentage			100.00%